Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2022	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage				0.200
Reinsurance, profit commission, hurdle rate of return, percentage				0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 248.5		$ 248.5			$ 173.3
Amounts due to The Fidelis Partnership		410.7		$ 410.7			$ 334.5
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage				0.115
Property management fee, percent fee				3.00%
Insurance commissions		33.7	$ 24.7	$ 76.8	$ 37.3
Payments for commissions		40.9	12.9	55.0	20.7
Origination of notes receivable from related parties						$ 4.5
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		17.1	4.1	33.6	14.5
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		1.6	1.6	4.6	4.3
Related party transaction, purchases from related party		$ 0.7	$ 0.6	$ 1.1	$ 1.9
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage				0.03
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner								9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner								9.90%